Assets pledged, collateral received and assets transferred - Transferred financial assets not qualifying for full derecognition and associated financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets	£ 14,206	£ 16,215
Carrying amount of associated liabilities	13,992	16,114
Securities lending agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets	44,578	30,463
Carrying amount of associated liabilities	£ 5,150	£ 3,707